UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287 John Hancock Preferred Income Fund III (Exact name of registrant as specified in charter) 601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2005
ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Preferred Income Fund III

11.30.2005 Semiannual Report

JOHN HANCOCK FUNDS

Table of contents

Your fund at a glance

Managers’ report
page 2

Fund’s investments
page 6

Financial statements
page 13

For more information
page 29

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000-8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 13 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of November 30, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks to
provide high current
income, consistent
with preservation of
capital. The Fund’s
secondary objective
is to provide growth
of capital to the
extent consistent
with its primary
objective. The Fund
seeks to achieve its
objective by invest-
ing in a diversified
portfolio of securi-
ties that, in the
opinion of the
Adviser, may be
undervalued relative
to similar securities
in the marketplace.
Under normal
conditions, the
Fund invests at
least 80% of its
assets in preferred
stocks and other
preferred securities.

Over the last six months

■ Preferred stocks started out the period on firm footing, but came under pressure later as the Treasury market faltered.

■ Holdings in auto companies detracted from performance as their debt was downgraded to below investment grade.

■ Tax-advantaged and higher-coupon securities were among the Fund’s best performers.

The total returns for the Fund include the reinvestment of all distributions.
The perfor mance data contained within this material represents past performance, which does not guarantee future results.

The yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

Top 10 issuers
3.5%	Nexen, Inc.
3.0%	ING Groep N.V.
2.7%	MetLife, Inc.
2.4%	Lloyds TSB Bank Plc
2.3%	PFGI Capital Corp.
2.3%	JP Morgan Chase Capital XI
2.1%	Telephone & Data Systems, Inc.
2.1%	Royal Bank of Scotland Group Plc
2.1%	HSBC Finance Corp.
2.0%	Duke Realty Corp.
As a percentage of net assets plus the value of preferred shares on November 30, 2005.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO MANAGEMENT TEAM, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Preferred Income Fund III

Preferred stocks -- which are the primary emphasis of John Hancock Preferred Income Fund III -- had somewhat of a rough go of it for the six-month period ended November 30, 2005. Preferreds started the period off well enough, as investors showed a strong interest in the group. Their surge in popularity stemmed in part from a tax law enacted during President Bush’s first term that cut the federal tax rates on many dividends to 15% from as high as 38.6% . Also bolstering the preferred-stock segment was strong demand from investors seeking out preferreds as a way to get better yields in a still-low interest rate environment and to find shelter from the volatile equity market. An aging Baby-Boom population also fired up demand. Finally, a relatively healthy tone to the Treasury bond market provided additional steam for preferreds. Because preferreds make fixed payments in the form of dividends, their prices tend to follow those of U.S. Treasury securities. Even as short-term interest rates rose, long-term rates held steady.

“Preferred stocks....had some- what of a rough go of it for the six-month period ended November 30, 2005.”

October, however, proved to be a very challenging month for preferred stocks. A weakening Treasury market -- caused by inflation fears and better-than-expected economic performance -- coupled with a bout of profit taking put pressure on preferred share prices and reversed the gains they enjoyed over the prior four months. Also weighing on the share prices of already existing preferred stocks was a heavy new issuance calendar. As interest rates rose, newly issued preferred stocks came to market with higher yields than older securities, making older issues worth less and putting pressure on their prices. An improved tone in the Treasury market helped preferreds regain some of their footing in November, although they weren’t able to fully overcome their October decline.

Performance

For the six months ended November 30, 2005, John Hancock Preferred Income Fund III returned -0.02% at net asset value and

Greg Phelps Mark Maloney

-7.01% at market value. The difference in the Fund’s net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund’s NAV share price at any time. By comparison, the average income and preferred-stock closed-end fund returned 1.66% at net asset value, according to Lipper, Inc., and the Standard & Poor’s 500 Index returned 5.88% ..

The main reason for the Fund’s lag relative to its Lipper peer group stemmed primarily from security selection, with our preference for more liquid -- meaning easily traded -- securities detracting from performance. When the preferred-stock market sold off, it was the more liquid exchange-traded securities that led the decline as individual investors were aggressive sellers, many no doubt to realize tax losses.

Preferred-stock holdings: leaders and laggards

Among our preferred-stock holdings, some of the better performers were those with a certain tax advantage for corporations known as the dividends received deduction (DRD). As mentioned earlier, the demand for tax-advantaged investments was strong overall, and particularly for DRD-eligible securities. At the same time, new DRD issuance was light compared with other preferred stocks. The DRD tax advantage, coupled with the strong fundamental performance of the underlying issuer, helped boost our holdings in insurance giant MetLife, Inc. Another strong contributor was Sierra Pacific Power Co., one of the fastest-growing electric utilities. Like MetLife, our holdings in Sierra Pacific were helped by the company’s strong fundamental performance, as well as the preferred stock’s high coupon, which helped cushion it as the market declined. We also enjoyed good returns from high-coupon fully taxable holding Shaw Communications, Inc., a provider of cable, television, Internet and satellite services to customers in Canada.

“...some of the better performers were those with a certain tax advantage...known as the dividends received deduction (DRD).”

Detracting from performance were some holdings where new issue supply became a factor. Public Storage, Inc., ING Groep N.V. and Royal Bank of Scotland Group, Plc. all brought new preferred stocks to the marketplace during the period, which suppressed demand for those companies’ existing preferred-stock issues. Additionally, investments in the bonds and preferred stocks of

Industry
distribution[1]

Electric utilities --
18%

Multi-utilities
& unregulated
power -- 12%

Investment banking
& brokerage -- 10%

Diversified
banks -- 10%

Other diversified
financial
services -- 10%

Multi-line
insurance -- 6%

Real estate
investment
trusts -- 5%

Oil & gas exploration
& production -- 4%

Integrated
telecommunication
services -- 4%

Gas utilities -- 4%

Consumer
finance -- 3%

Regional banks --
3%

Automobile
manufacturers -- 2%

Life & health
insurance -- 2%

Integrated
oil & gas -- 2%

All others -- 5%

General Motors Corp. and Ford Motor Credit Co. detracted from performance in light of concerns about the ongoing profitability of the U.S. auto industry and the bonds’ credit quality falling to below investment grade. Despite their recent travails, we continued to maintain our stake in the two automakers because we like the attractive yields their bonds and preferred stocks offer and believe the companies are taking positive steps to address their problems, including cutting costs and reducing production.

A word about dividends

In keeping with our approach of only paying dividends from income generated by the underlying securities within the portfolio, the Fund’s dividend has been reduced again to reflect current market conditions. Management believes this amendment is necessary at this time to avoid a return of capital.

Rising short-term interest rates since June 2004 have increased the Fund’s leverage costs, reducing the income available to the Fund’s common-stock shareholders. Although the Fund actively employs hedging techniques, rising rates since the Fund’s launch in June 2003 have continued to put added pressure on the dividend. With a number of higher-yielding preferred securities in the portfolio being refinanced, or called, the Fund has been forced to reinvest the proceeds in lower-yielding securities. The new monthly dividend rate as of January 11, 2006 is $0.1320 which equates to an annualized yield of 7.91% based on the Fund’s closing market price on December 30, 2005. The yield represented by the new dividend level still remains attractive relative to other predominately investment-grade income-oriented securities.

Outlook

We’re approaching the coming year with cautious optimism. In our view, there are number of signs to suggest that we’re at or near the end of the current cycle of interest rate hikes. The Treasury yield curve -- a commonly used, although not entirely foolproof, economic forecasting tool which plots differences between yields on long- and short-term Treasuries -- is quite flat. That means that short-term and long-term yields are roughly the same, indicating that investors are nervous about near-term bets and so are demanding relatively more return on them. Several other signs suggest that the Federal Reserve Board may only raise short-term interest rates one or two more times, if at all, including a dip in inflation expectations and the better performance of bank stocks. If interest rates do stabilize, preferred stocks are likely to benefit. We also believe that long-term demand for dividend-paying securities will provide a strong underpinning for preferred stocks in the coming year. The first crest of the Baby-Boomer wave hits 60 years old in January 2006, an event we expect to further fuel demand for income-producing investments, including preferreds.

“We’re approaching the coming year with cautious optimism.”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.
The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the
Fund more susceptible to factors adversely affecting the utilities industry than a more broadly diversified fund. Sector investing is subject to greater risks than the market as a whole.
1 As a percentage of the Fund’s portfolio on November 30, 2005.

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on November 30, 2005 (unaudited)

This schedule is divided into five main categories: bonds, capital preferred securities, common stocks, preferred stocks and short-term investments. Bonds, capital preferred securities, common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 9.93%					$71,361,076
(Cost $71,238,230)
Automobile Manufacturers 0.27%					1,942,275

Ford Motor Co.,
Note	7.450%	07-16-31	BB+	$2,755	1,942,275
Consumer Finance 0.41%					2,941,890

General Motors Acceptance Corp.,
Bond	8.000	11-01-31	BB	3,000	2,941,890
Electric Utilities 5.30%					38,078,733

Black Hills Corp.,
Note	6.500	05-15-13	BBB-	15,000	15,345,840

DPL, Inc.,
Sr Note	6.875	09-01-11	BB-	5,036	5,338,160

Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	15,000	13,999,170

Kentucky Power Co.,
Sr Note, Ser D	5.625	12-01-32	BBB	3,565	3,395,563
Integrated Oil & Gas 0.78%					5,611,395

Amerada Hess Corp.,
Note	7.125	03-15-33	BBB-	5,000	5,611,395
Multi-Utilities & Unregulated Power	1.60%				11,512,477

DTE Energy Co.,
Sr Note	6.375	04-15-33	BBB-	7,500	7,521,502

TECO Energy, Inc.,
Note	7.000	05-01-12	BB	3,810	3,990,975
Oil & Gas Refining, Marketing & Transportation		1.57%			11,274,306

Valero Energy Corp.,
Note	7.500	04-15-32	BBB-	9,500	11,274,306

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Credit	Par value
Issuer, description	rating (A)	(000)	Value

Capital preferred securities 11.96%			$85,956,602
(Cost $88,339,918)
Diversified Banks 4.79%			34,417,500

Credit Agricole Preferred Funding Trust, 7.00%, 01-29-49	A	$9,000	9,135,000

Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United Kingdom)	A+	25,000	25,282,500
Electric Utilities 1.01%			7,283,250

DPL Capital Trust II, 8.125%, 09-01-31	B+	6,225	7,283,250
Gas Utilities 0.75%			5,397,695

KN Capital Trust III, 7.63%, 04-15-28	BB+	4,960	5,397,695
Integrated Telecommunication Services 2.14%			15,385,480

TCI Communications Financing Trust III, 9.65%, 03-31-27	BBB-	14,210	15,385,480
Investment Banking & Brokerage 1.40%			10,050,000

HBOS Capital Funding L.P., 6.85%, 03-29-49
(United Kingdom)	A	10,000	10,050,000
Multi-Utilities & Unregulated Power 1.36%			9,776,864

Dominion Resources Capital Trust I, 7.83%, 12-01-27	BBB-	9,097	9,776,864
Other Diversified Financial Services 0.51%			3,645,813

JPM Capital Trust I, 7.54%, 01-15-27	A-	3,447	3,645,813

Issuer		Shares	Value

Common stocks 4.28%			$30,760,464
(Cost $26,285,368)
Electric Utilities 0.56%			4,038,100

Scottish Power Plc, American Depositary Receipt
(United Kingdom)		110,000	4,038,100
Multi-Utilities & Unregulated Power 3.72%			26,722,364

CH Energy Group, Inc.		20,600	962,020

DTE Energy Co.		281,516	12,285,358

Public Service Enterprise Group, Inc.		131,186	8,227,986

TECO Energy, Inc.		300,000	5,247,000

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 120.78%			$868,040,401
(Cost $890,629,913)
Agricultural Products 2.21%			15,874,229

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	195,000	15,874,229
Asset Management & Custody Banks 0.56%			4,035,852

BNY Capital V, 5.95%, Ser F	A-	170,361	4,035,852
Automobile Manufacturers 3.05%			21,925,508

Ford Motor Co., 7.50%	BB+	771,385	12,110,744

General Motors Corp., 7.25%, Ser 07-15-41	BB-	55,641	835,728

General Motors Corp., 7.375%, Ser 05-15-48	B1	578,194	8,644,000

General Motors Corp., 7.375%, Ser 10-01-51	BB-	22,100	335,036
Broadcasting & Cable TV 0.53%			3,824,047

Shaw Communications, Inc., 8.50% (Canada)	B+	150,850	3,824,047
Consumer Finance 3.58%			25,743,883

CIT Group, Inc., 6.35%, Ser A	BBB+	70,000	1,753,500

Ford Motor Credit Co., 7.60%	Baa3	25,000	491,000

HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	BBB+	250,000	6,245,000

HSBC Finance Corp., 6.875%	A	636,118	16,081,063

SLM Corp., 6.00%	A	5,000	116,000

SLM Corp., 6.97%, Ser A	BBB+	19,800	1,057,320
Diversified Banks 9.86%			70,865,383

BAC Capital Trust II, 7.00%	A	94,600	2,398,110

BAC Capital Trust III, 7.00%	A	22,000	560,560

BAC Capital Trust IV, 5.875%	A	411,400	9,560,936

HSBC Holdings Plc, 6.20%, Ser A (United Kingdom)	A-	222,200	5,315,024

Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)	A	960,000	22,377,600

Santander Finance Preferred S.A. Unipersonal,
6.41%, Ser 1 (Spain)	BBB+	100,000	2,467,000

USB Capital IV, 7.35%	A-	59,100	1,507,641

USB Capital V, 7.25%	A-	60,700	1,558,169

Wachovia Preferred Funding Corp., 7.25%, Ser A	A-	674,800	18,462,528

Wells Fargo Capital Trust IV, 7.00%	A	187,800	4,741,950

Wells Fargo Capital Trust VII, 5.85%	A	81,700	1,915,865
Electric Utilities 19.16%			137,719,678

Cleveland Electric Financing Trust I, 9.00%	BB+	27,400	719,250

Consolidated Edison, Inc., $5.00, Ser A	BBB+	30,000	2,626,500

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Electric Utilities (continued)

Consolidated Edison, Inc., 7.25%	A-	56,000	$1,435,840

Entergy Mississippi, Inc., 7.25%	A-	104,518	2,654,757

FPC Capital I, 7.10%, Ser A	BB+	734,200	18,391,710

FPL Group Capital Trust I, 5.875%	BBB+	480,000	11,308,800

FPL Group, Inc., 8.00%, Conv	A-	112,000	7,092,960

Georgia Power Capital Trust V, 7.125%	BBB+	156,100	3,989,916

Georgia Power Co., 6.00%, Ser R	A	730,000	17,702,500

Great Plains Energy, Inc., 8.00%, Conv	BBB-	645,400	16,699,725

HECO Capital Trust III, 6.50%	BBB-	130,000	3,330,600

Interstate Power & Light Co., 7.10%, Ser C	BBB-	354,900	9,515,756

Interstate Power & Light Co., 8.375%, Ser B	BBB-	54,500	1,798,500

Northern States Power Co., 8.00%	BBB-	74,550	1,945,755

NVP Capital I, 8.20%, Ser A	CCC+	56,300	1,424,390

NVP Capital III, 7.75%	CCC+	379,705	9,530,596

Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)	CCC+	73,507	1,837,675

Southern California Edison Co., 6.125%	BBB-	20,000	2,008,750

TXU Corp., 8.125%, Conv	Ba1	170,000	13,906,000

Virginia Power Capital Trust, 7.375%	BBB-	383,700	9,799,698
Gas Utilities 4.81%			34,561,768

Laclede Capital Trust I, 7.70%	BBB+	69,600	1,809,600

Southern Union Co., 7.55%	BB+	404,800	10,808,160

Southwest Gas Capital II, 7.70%	BB	810,250	21,350,088

Vectren Utility Holdings, Inc., 7.25%	A-	23,200	593,920
Hotels, Resorts & Cruise Lines 0.42%			2,975,674

Hilton Hotels Corp., 8.00%	BBB-	118,600	2,975,674
Integrated Oil & Gas 2.33%			16,775,106

Coastal Finance I, 8.375%	CCC	670,200	16,775,106
Integrated Telecommunication Services 3.68%			26,425,710

Telephone & Data Systems, Inc., 6.625%	A-	462,900	11,086,455

Telephone & Data Systems, Inc., 7.60%, Ser A	A-	465,976	11,663,379

Verizon New England, Inc., 7.00%, Ser B	A2	146,100	3,675,876
Investment Banking & Brokerage 13.83%			99,387,983

Fleet Capital Trust VII, 7.20%	A	61,604	1,579,527

Fleet Capital Trust IX, 6.00%	A	469,200	11,326,488

Goldman Sachs Group, Inc., 6.20%, Ser B	A-	240,000	5,988,000

Lehman Brothers Holdings Capital Trust III, 6.375%,
Ser K	A-	793,400	19,549,376

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Investment Banking & Brokerage (continued)

Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	142,500	$6,590,625

Merrill Lynch Preferred Capital Trust III, 7.00%	A-	417,017	10,717,337

Merrill Lynch Preferred Capital Trust IV, 7.12%	A-	232,700	6,005,987

Merrill Lynch Preferred Capital Trust V, 7.28%	A-	373,700	9,787,203

Morgan Stanley Capital Trust III, 6.25%	A-	764,025	18,290,759

Morgan Stanley Capital Trust IV, 6.25%	A-	393,925	9,552,681
Life & Health Insurance 3.18%			22,867,466

Lincoln National Capital VI, 6.75%, Ser F	BBB	304,000	7,630,400

Phoenix Cos., Inc. (The), 7.45%	BBB	387,849	9,812,580

PLC Capital Trust IV, 7.25%	BBB+	120,600	3,088,566

PLC Capital Trust V, 6.125%	BBB+	66,000	1,591,920

Prudential Plc, 6.50% (United Kingdom)	A	30,000	744,000
Multi-Line Insurance 9.15%			65,747,165

AEGON N.V., 6.375% (Netherlands)	A-	236,265	5,790,855

ING Groep N.V., 7.05% (Netherlands)	A	603,970	15,292,520

ING Groep N.V., 7.20% (Netherlands)	A-	641,000	16,409,600

MetLife, Inc., 6.375%, Ser B, Conv	BBB+	11,680	333,347

MetLife, Inc., 6.50%, Ser B	BBB	1,108,850	27,920,843
Multi-Utilities & Unregulated Power 10.88%			78,219,202

Aquila, Inc., 7.875%	B2	218,707	5,489,546

Avista Corp., $6.95, Ser K	BB-	138,517	13,851,700

BGE Capital Trust II, 6.20%	BBB-	613,428	14,906,300

Consumers Energy Co. Financing IV, 9.00%	Ba2	211,700	5,447,041

DTE Energy Trust I, 7.80%	BB+	106,500	2,702,970

DTE Energy Trust II, 7.50%	BB+	20,000	523,600

Energy East Capital Trust I, 8.25%	BBB-	179,900	4,583,852

ONEOK, Inc., 8.50%, Conv	BBB	197,600	6,601,816

PSEG Funding Trust II, 8.75%	BB+	462,275	12,342,743

Public Service Electric & Gas Co., 5.05%, Ser D	BB+	30,000	2,688,000

Puget Sound Energy Capital Trust II, 8.40%	BB	185,600	4,751,360

TECO Capital Trust I, 8.50%	B	171,700	4,330,274
Oil & Gas Exploration & Production 6.22%			44,677,724

Anadarko Petroleum Corp., 5.46%, Depositary
Shares, Ser B	BBB-	24,600	2,413,107

Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	27,500	2,777,500

Devon Energy Corp., 6.49%, Ser A	BB+	25,250	2,606,275

Nexen, Inc., 7.35% (Canada)	BB+	1,433,379	36,880,842

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Other Diversified Financial Services 13.76%			$98,867,930

ABN AMRO Capital Funding Trust V, 5.90%	A	867,400	20,279,812

ABN AMRO Capital Funding Trust VI, 6.25%	A	353,900	8,691,784

Citigroup Capital VII, 7.125%	A	30,042	757,359

Citigroup Capital VIII, 6.95%	A	241,200	6,128,892

Citigroup Capital IX, 6.00%	A	384,700	9,213,565

Citigroup Capital X, 6.10%	A	720,000	17,532,000

General Electric Capital Corp., 5.875%	AAA	325,930	7,783,208

General Electric Capital Corp., 6.10%	AAA	94,747	2,355,410

JPMorgan Chase Capital XI, 5.875%, Ser K	A-	1,030,000	24,040,200

JPMorgan Chase Capital XIV, 6.20%, Ser N	A-	25,000	614,500

JPMorgan Chase Capital XVI, 6.35%	A-	60,000	1,471,200
Real Estate Investment Trusts 7.27%			52,246,083

Duke Realty Corp., 6.50%, Depositary Shares, Ser K	BBB	147,000	3,480,960

Duke Realty Corp., 6.60%, Depositary Shares, Ser L	BBB	103,500	2,468,475

Duke Realty Corp., 6.625%, Depositary Shares, Ser J	BBB	638,100	15,563,259

Kimco Realty Co., 6.65%, Depositary Shares, Ser F	BBB+	384,750	9,703,395

Public Storage, Inc., 6.18%, Depositary Shares, Ser D	BBB+	20,000	445,000

Public Storage, Inc., 6.50%, Depositary Shares, Ser W	BBB+	450,000	10,593,000

Public Storage, Inc., 7.50%, Depositary Shares, Ser V	BBB+	184,530	4,799,625

Public Storage, Inc., 7.625%, Depositary Shares, Ser T	BBB+	25,500	651,525

Public Storage, Inc., 8.00%, Depositary Shares, Ser R	BBB+	177,100	4,540,844
Regional Banks 3.74%			26,897,913

National Commerce Capital Trust II, 7.70%	A-	86,800	2,248,120

PFGI Capital Corp., 7.75%	A-	926,900	24,649,793
Reinsurance 0.36%			2,579,004

RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)	BBB	127,800	2,579,004
Thrifts & Mortgage Finance 1.78%			12,783,767

Abbey National Plc, 7.25% (United Kingdom)	A-	163,265	4,125,707

Abbey National Plc, 7.375% (United Kingdom)	A-	339,000	8,658,060
Wireless Telecommunication Services 0.42%			3,039,326

United States Cellular, 7.50%	A-	119,800	3,039,326

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 0.96%					$6,900,000
(Cost $6,900,000)
Government U.S. Agency 0.96%					6,900,000

Federal Home Loan Bank	3.880%	12-01-05	AAA	$6,900	6,900,000

Total investments 147.91%					$1,063,018,543

Other assets and liabilities, net 0.80%					$5,776,162

Fund preferred shares and accrued dividends (48.71%)					($350,088,994)

Total net assets 100.00%					$718,705,711

(A)	Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.
(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $15,874,229 or 2.21% of the Fund’s net assets as of November 30, 2005.
Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer;
however, security is U.S. dollar-denominated.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets
Investments at value (cost $1,083,393,429)	$1,063,018,543
Cash	6,684
Dividends and interest receivable	5,075,581
Receivable for swap contracts	11,556
Unrealized appreciation of swap contracts	953,350
Other assets	24,271
Total assets	1,069,089,985

Liabilities
Payable for investments purchased	70,964
Payable to affiliates
Management fees	16,090
Other	34,974
Other payables and accrued expenses	173,252
Total liabilities	295,280
Auction Preferred Shares (APS), including accrued
dividends, unlimited number of shares of
beneficial interest authorized with no par value,
14,000 shares issued, liquidation preference
of $25,000 per share	350,088,994

Net assets
Common shares capital paid-in	741,790,150
Accumulated net realized gain on investments,
financial futures contracts and swap contracts	1,734,521
Net unrealized depreciation of investments
and swap contracts	(19,421,536)
Distributions in excess of net investment income	(5,397,424)
Net assets applicable to common shares	$718,705,711

Net asset value per common share
Based on 31,280,764 shares of beneficial interest
outstanding -- unlimited number of shares
authorized with no par value	$22.98

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended November 30, 2005 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding tax of $14,121)	$31,286,522
Interest	5,648,692
Total investment income	36,935,214

Expenses
Investment management fees	4,128,136
APS auction fees	459,542
Accounting and legal services fees	137,605
Custodian fees	107,543
Printing	67,644
Trustees’ fees	47,303
Miscellaneous	36,723
Professional fees	33,558
Transfer agent fees	25,385
Registration and filing fees	17,111
Compliance fees	12,982
Total expenses	5,073,532
Less expense reductions	(1,100,836)
Net expenses	3,972,696
Net investment income	32,962,518

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(1,261,264)
Financial futures contracts	1,965,117
Swap contracts	(55,035)
Change in net unrealized appreciation (depreciation) of
Investments	(33,258,270)
Financial futures contracts	2,150,672
Swap contracts	821,281
Net realized and unrealized loss	(29,637,499)
Distributions to APS	(6,051,474)
Decrease in net assets from operations	($2,726,455)

[1] Semiannual period from 6-1-05 through 11-30-05.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	5-31-05	11-30-05[1]

Increase (decrease) in net assets
From operations
Net investment income	$67,817,864	$32,962,518
Net realized gain	200,811	648,818
Change in net unrealized
appreciation (depreciation)	48,601,348	(30,286,317)
Distributions to APS	(7,621,435)	(6,051,474)
Increase (decrease) in net assets
resulting from operations	108,998,588	(2,726,455)
Distributions to common shareholders
From net investment income	(63,519,709)	(27,777,318)
From Fund share transactions	4,588,882	--

Net assets
Beginning of period	699,141,723	749,209,484
End of period[2]	$749,209,484	$718,705,711

[1] Semiannual period from 6-1-05 through 11-30-05. Unaudited.
[2] Includes distributions in excess of net investment income of $4,531,150 and $5,397,424, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	5-31-04[1]	5-31-05	11-30-05[2]

Per share operating performance
Net asset value,
beginning of period	$23.88[3]	$22.49	$23.95
Net investment income[4]	1.88	2.16	1.06
Net realized and unrealized
gain (loss) on investments	(1.21)	1.58	(0.95)
Distributions to APS	(0.11)	(0.25)	(0.19)
Total from
investment operations	0.56	3.49	(0.08)
Less distributions to
common shareholders
From net investment income	(1.80)	(2.03)	(0.89)
Capital charges
Offering costs related to common shares	(0.02)	--	--
Offering costs and underwriting discounts
related to APS	(0.13)	--	--
Net asset value, end of period	$22.49	$23.95	$22.98
Per share market value, end of period	$22.42	$22.22	$19.83
Total return at market value[5] (%)	(4.29)[6,7]	8.22	(7.01)[7]

Ratios and supplemental data
Net assets applicable to common shares,
end of period (in millions)	$699	$749	$719
Ratio of expenses
to average net assets[8] (%)	0.99[9]	1.05	1.06[9]
Ratio of adjusted expenses
to average net assets[10] (%)	1.27[9]	1.34	1.35[9]
Ratio of net investment income
to average net assets[11] (%)	7.97[9]	9.15	8.77[9]
Portfolio turnover (%)	99	14	10

Senior securities
Total value of APS outstanding (in millions)	$350	$350	$350
Involuntary liquidation preference
per unit (in thousands)	$25	$25	$25
Average market value per unit (in thousands)	$25	$25	$25
Asset coverage per unit[12]	$75,065	$78,169	$75,925

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

Notes to Financial Highlights
[1] Inception period from 6-19-03 through 5-31-04.
[2] Semiannual period from 6-1-05 through 11-30-05. Unaudited.
[3] Reflects the deduction of a $1.125 per share sales load.
[4] Based on the average of the shares outstanding.
[5] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6] Assumes dividend reinvestment and a purchase at $25.28 per share on the inception date and a sale at the current market price on the last day of the period.
[7] Not annualized.
[8] Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.70%, 0.71% and 0.72%, respectively.
[9] Annualized.
[10] Ratios calculated on the basis of expenses relative to the average net assets of common shares, that does not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.90%, 0.91% and 0.92%, respectively.
[11] Ratios calculated on the basis of net investment income relative to the average net assets of common shares.
Without the exclusion of preferred shares, the annualized ratio of net investment income would have been
5.69%, 6.21% and 5.97%, respectively.
[12] Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements.

NOTES TO STATEMENTS

Unaudited

Note A Accounting policies

John Hancock Preferred Income Fund III (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies of the Fund are as follows:
Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Financial futures contracts

The Fund may buy and sell finan-cial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into a financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of finan-cial futures contracts. The Fund had no open financial futures contracts on November 30, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a speci-fied period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counter-party’s ability to perform under the contract, and may decline in value if the coun-terparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on November 30, 2005:

	RATE TYPE

		PAYMENTS
NOTIONAL	PAYMENTS MADE	RECEIVED	TERMINATION
AMOUNT	BY FUND	BY FUND	DATE	APPRECIATION

$35,000,000	4.00% (a)	3-month LIBOR	April 09	$953,350

(a) Fixed rate

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gain, if any, on the ex-dividend date. The tax character of distributions paid during the year ended May 31, 2005 was as follows: ordinary income $71,141,144.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others
The Fund has an investment management contract with John Hancock Advisers LLC (the “Adviser”), a wholly owned subsidiary of the John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily net asset value and the value attributable to the Auction Preferred Shares (collectively “managed assets”). Effective December 31, 2005, the investment management teams of the Adviser will be reorganized into Sovereign Asset Management LLC (“Sovereign”). The Adviser will remain the principal adviser on the Fund and Sovereign will act as sub-adviser under the supervision of the Adviser. This restructuring will not have an impact on the Fund, which will continue to be managed using the same investment philosophy and process. The Fund will not be responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to limit the Fund’s management fee, on an annual basis, to the following: 0.55% of the Fund’s average daily managed assets until the fifth anniversary of the commencement of the Fund’s operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in management fees amounted to $1,100,836 for the period ended November 30, 2005. After the eighth year the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $137,605. The Fund also reimbursed John Hancock Life Insurance Company for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is an offi-cer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange (“NYSE”) and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Note C Fund share transactions
Common shares

This listing illustrates the Fund’s common shares sold, distributions reinvested, reclassification of the Fund’s capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.

	Year ended 5-31-05		Period ended 11-30-05[1]
	Shares	Amount	Shares	Amount
Beginning of period	31,084,744	$737,391,393	31,280,764	$741,790,150
Distributions reinvested	196,020	4,588,882	--	--
Reclassification of
capital accounts	--	(190,125)	--	--
Net increase	31,280,764	$741,790,150	31,280,764	$741,790,150

1 Semiannual period from 6-1-05 through 11-30-05. Unaudited.

Auction preferred shares

The Fund issued a total of 14,000 Auction Preferred Shares (2,800 shares of Series M, 2,800 shares of Series T, 2,800 shares of Series W, 2,800 shares of Series TH and 2,800 shares of Series F) (collectively, the “APS”) on August 19, 2003, in a public offering. The underwriting discount and offering costs were recorded as a reduction of the capital paid-in of common shares.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction (except for Series W, which reset its rate on August 17, 2005, at which time the Fund elected a Special Dividend Payment of 182 days for the subsequent distributions). During the period ended November 30, 2005, dividend rates on APS ranged as follows: Series M from 2.80% to 3.92%, Series T from 2.98% to 3.91%, Series W from 3.00% to 4.00%, Series TH from 2.80% to 3.90% and Series F from 2.85% to 3.95% . Accrued dividends on APS are included in the value of APS on the Fund’s Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund’s by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years’ dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2005, aggregated $117,312,158 and $110,142,869, respectively.

The cost of investments owned on November 30, 2005, including short-term investments, for federal income tax purposes was $1,085,611,494. Gross unrealized appreciation and depreciation of investments aggregated $25,944,564 and $48,537,515, respectively, resulting in net unrealized depreciation of $22,592,951. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums on debt securities.

Investment objective and policy
The Fund’s primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed-income securities which are rated investment grade or higher by Moody’s or Standard & Poor’s at the time of investment. “Assets” are defined as net assets including the liquidation preference of APS plus borrowing for investment purposes.

By-laws
On December 16, 2003, the Trustees approved the following change to the Fund’s by-laws. The auction preferred section of the Fund’s by-laws was changed to update the rating agency requirements, in keeping with recent changes to the agencies’ basic maintenance reporting requirements for leveraged closed-end funds. By-laws now require an independent accountants’ confirmation only once per year, at the Fund’s fiscal year end, and changes to the agencies’ basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund’s by-laws in line with current rating agency requirements.

On September 14, 2004, the Trustees approved an amendment to the Fund’s by-laws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividends and distributions
During the period ended November 30, 2005, dividends from net investment income totaling $0.888 per share were paid to shareholders. The dates of payments and the amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

June 30, 2005	$0.148
July 29, 2005	0.148
August 31, 2005	0.148
September 30, 2005	0.148
October 31, 2005	0.148
November 30, 2005	0.148

Dividend reinvestment plan
The Fund offers its shareholders a Dividend Reinvestment Plan (the “Plan”), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the “Plan Agent”), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant’s account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirma-tions of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders’ meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication and assistance
If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Preferred Income Fund III
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Preferred Income Fund III (the “Fund”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the Fund.

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund reported by Lipper through December 31, 2004. The

Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was above the median and not appreciably below the average performance of its Universe for the time period under review. The Board also noted that the Fund performed lower than its benchmark index, the Lipper Closed-End Income and Preferred Funds Index, as did the Universe. The Board recognized the relatively short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/limit arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/ limits into account (the “Net Advisory Rate”). The Board received and considered information comparing the Advisory Agreement Rate and the Net Advisory Rate with fees for the Peer Group. The Board noted that the Advisory Agreement Rate was near the mid-range of other funds in the Peer Group, but noted that the Peer Group included very few funds. The Board also noted that the Net Advisory Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate and the Net Advisory Rate were reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, transfer agent fees and custodian fees, including and excluding investment-related expenses. The Board also considered comparisons of these expenses to the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the Peer Group’s and Universe’s median total operating expense ratio.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board observed that the Advisory Agreement did not offer breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares, and concluded that the fees were fair and equitable based on relevant factors, including the Fund’s total expenses ranking relative to its Peer Group.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees
Ronald R. Dion, Chairman
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and
Chief Executive Officer
William H. King
Vice President and Treasurer
Francis V. Knox, Jr.
Vice President and
Chief Compliance Officer
John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management
LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for
common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock
Exchange:
HPS

For shareholder assistance
refer to page 25

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange
Commission’s Web site, www.sec.gov.

1-800-852-0218 1-800-843-0090 EASI-Line 1-800-231-5469 (TDD) www.jhfunds. com

P12SA 11/05 1/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective May 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a)	Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b)	Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post- trade reporting and a 30 day hold requirement for all employees.

(c)	A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds - Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: January 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: January 27, 2006